Label	Element	Value
AZL DFA International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® DFA International Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, the Subadviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Subadviser’s research, while balancing risk through broad diversification across companies and sectors. The Subadviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
The Fund is designed to purchase a broad and diverse group of equity securities of non-U.S. companies in developed markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the International Universe. For purposes of this Fund, the Subadviser defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Subadviser’s Investment Committee. The Fund’s increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Subadviser may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Subadviser uses for assessing relative price and profitability are subject to change from time to time.
The Fund intends to purchase securities of companies associated with developed market countries that the Subadviser has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Subadviser determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest high relative price companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest high relative price companies is reduced will change due to market movements and other factors.
The Subadviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals and investment characteristics. In assessing a company’s investment characteristics, the Subadviser considers ratios such as recent changes in assets divided by total assets. The criteria the Subadviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Subadviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance, the MSCI EAFE Index (gross div). The Fund’s performance also is compared to the returns of the MSCI World ex-USA Index (gross div), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance, the MSCI EAFE Index (gross div).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performance also is compared to the returns of the MSCI World ex-USA Index (gross div), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2022)	17.64%
Lowest (Q1, 2020)	-26.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL DFA International Core Equity Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
AZL DFA International Core Equity Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
AZL DFA International Core Equity Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
AZL DFA International Core Equity Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
AZL DFA International Core Equity Fund | Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
AZL DFA International Core Equity Fund | Profitability Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Profitability Investment Risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause a Fund to, at times, underperform equity funds that use other investment strategies.

AZL DFA International Core Equity Fund | Value Stocks Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.

AZL DFA International Core Equity Fund | Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

AZL DFA International Core Equity Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

AZL DFA International Core Equity Fund | Risks of Investing in Japan [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness.

AZL DFA International Core Equity Fund | European Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect a fund’s investments.

AZL DFA International Core Equity Fund | Industrials Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk – Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations may also adversely affect the companies in this sector.

AZL DFA International Core Equity Fund | Depositary Receipt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.

AZL DFA International Core Equity Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

AZL DFA International Core Equity Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

AZL DFA International Core Equity Fund | Futures Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

AZL DFA International Core Equity Fund | AZL DFA International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	700
10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	392
5 Years	rr_ExpenseExampleNoRedemptionYear05	700
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,575
2016	rr_AnnualReturn2016	3.17%
2017	rr_AnnualReturn2017	26.09%
2018	rr_AnnualReturn2018	(17.65%)
2019	rr_AnnualReturn2019	20.72%
2020	rr_AnnualReturn2020	7.25%
2021	rr_AnnualReturn2021	13.05%
2022	rr_AnnualReturn2022	(13.49%)
2023	rr_AnnualReturn2023	15.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.65%)
One Year Ended December 31, 2023	rr_AverageAnnualReturnYear01	15.93%
Five Years Ended December 31, 2023	rr_AverageAnnualReturnYear05	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
AZL DFA International Core Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2023	rr_AverageAnnualReturnYear01	18.85%	[2]
Five Years Ended December 31, 2023	rr_AverageAnnualReturnYear05	8.69%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[2]
AZL DFA International Core Equity Fund | MSCI World Ex-USA Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2023	rr_AverageAnnualReturnYear01	18.60%	[2]
Five Years Ended December 31, 2023	rr_AverageAnnualReturnYear05	9.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[2]

[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.65% through at least April 30, 2025, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[2]	Reflects no deduction for fees, expenses, or taxes.